Registration No. 333-13087

As Filed with the Securities and Exchange Commission on November 15, 2002

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Post-Effective Amendment No. 9

FORM S-6

FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

A. Exact name of trust: Sun Life of Canada (U.S.) Variable Account G

B. Name of depositor: Sun Life Assurance Company of Canada (U.S.)

C. Complete address of depositor's principal executive offices:

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

D. Name and complete address of agent for service:

Edward M. Shea

Assistant Vice President and Senior Counsel

Sun Life Assurance Company of Canada (U.S.)

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

Copies to:

Josephine Cicchetti, Esq.

Jorden Burt Boros Cicchetti & Johnson LLP

Suite 400 East

1025 Thomas Jefferson St. N.W.

Washington, D.C. 20007-0805

It is proposed that this filing will become effective (check appropriate box)

_X__ immediately upon filing pursuant to paragraph (b)

____ on May 1, 2002 pursuant to paragraph (b)

____ 60 days after filing pursuant to paragraph (a)(1)

____ on May 1, 2002 pursuant to paragraph (a)(1) of Rule 485.

E. Title and amount of securities being registered:

Flexible Premium Variable Universal Life Insurance Policies.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant hereby declares that an indefinite amount of its Flexible Premium Variable Universal Life Insurance Policies is being registered under the Securities Act of 1933.

F. Approximate date of proposed public offering:

As soon as practicable after the effective date of this Registration Statement.

RECONCILIATION AND TIE BETWEEN

FORM N-8B-2 AND PROSPECTUS

ITEM NO. OF

FORM N-8B-2 CAPTION IN PROSPECTUS

    Cover page

    The Variable Account

    Cover page

About Who We Are

3. Cover page

About Who We Are

4. Distribution of Policy

5. The Variable Account

6. Not applicable

7. Not applicable

    Other Information

Financial Statements

9. Legal Proceedings

    Summary of Policy

    The Variable Account

    About the Policy

    Premium Payments

    Death Benefit

    Account Value

    Accessing Your Account Value

    Cash Surrender Value Payable Upon Maturity

    Charges, Deductions and Refunds

    Other Policy Provisions

    Addition, Deletion or Substitution of Investments

    Modification

    Voting Rights

    Federal Tax Considerations

    Summary of Policy

    The Variable Account

    The Funds

    Summary of Policy

    The Funds

    Summary of Policy

    The Funds

    Fees and Expenses of the Funds

    About the Policy

    Charges, Deductions and Refunds

    Distribution of Policy

    About the Policy

    Application and Issuance

    About the Policy

    Application and Issuance

    Free Look Period

    Premium Payments

    Account Value

    Transfer Privileges

    About the Policy

    Premium Payments

    Account Value

    Transfer Privileges

    Accessing Your Account Value

    About the Policy

    Free Look Period

    Accessing Your Policy's Ac count Value

    The Variable Account

    About the Policy

    Account Value

    About the Policy

Other Policy Provisions

Reports to Policy Owners

20. Not applicable

21. About the Policy

Death Benefit

Policy Proceeds

Account Value

Account Value in the Loan Account

Accessing Your Account Value

Policy Loans

22. Not applicable

23. Our Directors and Executive Officers

24. Not applicable

25. About Who We Are

26. Not applicable

27. About Who We Are

    About Who We Are

Our Directors and Executive Officers

29. About Who We Are

30. Not applicable

31. Not applicable

32. Not applicable

33. Not applicable

34. Not applicable

35. Distribution of Policy

36. Not applicable

37. Not applicable

38. Distribution of Policy

    Distribution of Policy
    Not applicable
    Distribution of Policy
    Not applicable
    Not applicable
    About the Policy

Application and Issuance

Free Look Period

Premium Payments

Account Value

Transfer Privileges

Charges, Deductions and Refunds

Reduction of Charges

45. Not applicable

46. About the Policy

Application and Issuance

Free Look Period

Premium Payments

Account Value

Transfer Privileges

47. Not Applicable

    About Who We Are

The Variable Account

49. Not applicable

50. The Variable Account

    Cover Page

    About the Policy

    Premium Payments

    Death Benefit

    Account Value

    Charges, Deductions and Refunds

    Accessing Your Account Value

    Other Policy Provisions

    The Variable Account

About the Policy

Other Policy Provisions

Addition, Deletion or Substitution of Investments

Modification

53. Federal Income Tax Considerations

Our Tax Status

54. Not applicable

55. Not applicable

56. Not applicable

57. Not applicable

58. Not applicable

    Other Information

Financial Statements

PART I

This Post-Effective Amendment to the Registration Statement (the "Registration Statement") on Form S-6 (File No. 333-13087) is being filed pursuant to Rule 485(b) under the Securities Exchange Act of 1933, as amended, to supplement the prospectus in the Registration Statement. The supplement included in this Amendment describes an additional investment option to be made available under the flexible premium variable life insurance policies offered pursuant to the Registration Statement. This Amendment relates only to the supplement to the prospectus and does not delete, amend or supersede any information contained in the Registration Statement, as amended.

PART II

UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

REPRESENTATION OF REASONABLENESS OF FEES

Sun Life Assurance Company of Canada (U.S.)("Sun Life of Canada (U.S.)") hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Sun Life (U.S.).

UNDERTAKING ON INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to its certificate of incorporation, bylaws, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the act and will be governed by the final adjudication of such issue.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

The supplement consisting of 4 pages.

The undertaking to file reports.

Representation of reasonableness of fees.

The Rule 484 undertaking.

The signatures.

Written consents of the following persons:

Edward M. Shea, Esq.

The following exhibits:

1.A.(1) Resolution of the Board of Directors of Sun Life Assurance Company of Canada (U.S.), dated December 3, 1985, authorizing the establishment of Sun Life of Canada (U.S.) Variable Account G(1)

(2) Not applicable

(3)(a) Principal Underwriting Agreement(2)

(3)(b) Form of Selling Agreements(9)

(3)(c) Schedule of Sales Commissions(9)

(4) Not Applicable

(5)(a) Form of Flexible Premium Variable Universal Life Insurance Policy(3)

(5)(b) Form of Additional Protection Benefit Rider (APB Rider)(3)

(5)(c) Form of Flexible Premium Variable Universal Life Insurance Certificate (Group Life)(11)

(5)(d) Form of Flexible Premium Variable Universal Life Insurance Certificate(11)

(5)(e) Form of Additional Protection Benefit Rider (APB Rider)(Group Life)(11)

(5)(f) Form of Fixed Account Endorsement

(6)(a) Certificate of Incorporation of Sun Life of Canada (U.S.)(4)

(6)(b) Bylaws of Sun Life Assurance Company of Canada (U.S.)(4)

(7) Not Applicable

(8)(a)(i) Form of Participation Agreement, dated as of February 17, 1998, by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.(8)

(8)(a)(ii) Amendment No. 1 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.(8)

(8)(a)(iii) Amendment No. 2 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.(8)

(8)(a)(iii) Amendment No. 6 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Clarendon Insurance Agency, Inc.(11)

(8)(b)(i) Form of Participation Agreement by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc. and Sun Life Assurance Company of Canada (U.S.)(8)

(8)(b)(ii) Amendment No. 1, effective May 1, 1999, to Participation Agreement by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., and Sun Life Assurance Company of Canada (U.S.)(8)

(8)(b)(ii) Amendment No. 2 to Participation Agreement by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., and Sun Life Assurance Company of Canada(11)

(8)(c ) Participation Agreement, dated as of April 30, 1998, by and among T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc., and Sun Life of Canada (U.S.)(8)

(8)(d)(i) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation(3)Other Participation Agreements(3)

(8)(d)(i) Amendment No. 1 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation(11)

(8)(d)(ii) Amendment No. 2 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund and Fidelity Distributors Corporation(11)

(8)(e) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund II and Fidelity Distributors Corporation(3)

(8)(e)(i) Amendment No. 1 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund II and Fidelity Distributors Corporation(13)

(8)(e)(i) Amendment No. 2 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund II and Fidelity Distributors Corporation(13)

(8)(f) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.) and J.P. Morgan Series Trust II(3)

(8)(g) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and Neuberger & Berman Management Incorporated(3)

(8)(gd)(ii) Addendum, dated as of May 1, 2000 to Fund Participation Agreement, dated December 5, 1996, by and among Sun Life Assurance Company of Canada (U.S.), Neuberger Berman Advisers Management Trust, Advisers Management Trust, and Neuberger Berman Management Inc.(9)

(8)(he) Participation Agreement, dated as of May 1, 2000, by and among the Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc, and Sun Life Assurance Company of Canada (U.S.)(911)

(8)(h)(i) Amendment No. 1 to Participation Agreement by and among the Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and Sun Life Assurance Company of Canada (U.S.)(13)

(8)(i) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.) and Lord, Abbett & Co.(13)

(8)(i)(i) Amendment No. 2 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.) and Lord, Abbett & Co.(13)

(8)(j) Participation Agreement by and among MFS/Sun Life Series Trust, Sun Life Assurance Company of Canada (U.S.), and Massachusetts Financial Services Company(12)

(8)(j)(i) Amendment No. 4 to Participation Agreement by and among MFS/Sun Life Series Trust, Sun Life Assurance Company of Canada (U.S.), and Massachusetts Financial Services Company(11)

(8)(k) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Rydex Variable Trust and Rydex Distributors, Inc.(13)

(8)(k)(i) Amendment No. 1 to Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Rydex Variable Trust and Rydex Distributors, Inc.(13)

(8)(l) Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Dreyfus Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc.(13)

(9) Not Applicable.

(10)(a) Form of Application for Flexible Premium Variable Universal Life Insurance Policy(3)

(10)(b) Form of Application for Flexible Premium Variable Universal Life Insurance Policy (Master Application)(911)

(10)(c) Form of Application for Flexible Premium Variable Universal Life Insurance Policy (GI Application)(911)

(10)(d) Form of Application for Flexible Premium Variable Universal Life Insurance Policy (Medical Application)(911)

(10)(e) Form of Consent Form(911)

(11) Memorandum describing Sun Life Assurance Company of Canada (U.S.)'s Issuance, Transfer and Redemption Procedures(5)

2. Opinion and Consent of Counsel as to the Legality of the Securities Being Registered

3. None

4. Not applicable

5. None

6. None

7. None

  Powers of Attorney(10)

9. Representation of Counsel Pursuant to Rule 485(b).

(1) Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-29852.

(2) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on March 31, 2000.

(3) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on January 22, 1997.

(4) Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-37907, filed with the Securities and Exchange Commission on October 14, 1997.

(5) Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, filed with the Securities and Exchange Commission on February 16, 1999.

(6) Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 30, 1997.

(7) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on March 4, 1999.
    Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.

(9) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 28, 2000.

(10) Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-30844, filed with the Securities and Exchange Commission on February 9, 2001.
    Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-94359, filed with the Securities and Exchange Commission on April 26, 2002.

(12) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on December 9, 1998.

(13) Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 26, 2002.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and that it has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and attested, all in the city of Wellesley Hills, and the Commonwealth of Massachusetts, on the 15th day of November, 2002.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

(Registrant)

By: SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(Depositor)

By: /s/ James A. McNulty, III

James A. McNulty, III, President

Attest: /s/ Ellen B. King

Ellen B. King, Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons and in the capacities and on the dates indicated.
/s/ James A. McNulty, III James A. McNulty, III	President and Director (Principal Executive Officer)	November 15, 2002
/s/ Davey Scoon Davey Scoon	Vice President and Chief Administrative and Financial Officer and Treasurer (Principal Financial & Accounting Officer)	November 15, 2002
*/s/ Donald A. Stewart Donald A. Stewart	Chairman and Director
*/s/ C. James Prieur C. James Prieur	Vice Chairman and Director
*/s/ James C. Baillie James C. Baillie	Director
*/s/ David D. Horn David D. Horn	Director
*/s/ Angus MacNaughton Angus MacNaughton	Director
*/s/ S. Caesar Raboy S. Caesar Raboy	Director
*/s/ William W. Stinson William W. Stinson	Director
By: /s/ Edward M. Shea Edward M. Shea, Attorney-In-Fact		November 15, 2002

*By Edward M. Shea pursuant to Powers of Attorney.

EXHIBIT INDEX

2. Opinion and Consent of Counsel as to the Legality of the Securities Being Registered

3. Amendment to Principal Underwriting Agreement

6. Opinion and Consent of John C. Coleman, FSA, MAAA

7. Consent of Deloitte & Touche LLP, Independent Public Accountants

9. Representation of Counsel Pursuant to Rule 485(b)

1. Form of Fixed Account Endorsement

2. Opinion and Consent of Counsel as to the Legality of the Securities Being Registered

3. Representation of Counsel Pursuant to Rule 485(b)
SUPPLEMENT DATED DECEMBER 15, 2002
TO
PROSPECTUS DATED MAY 1, 2002
FOR
SUN LIFE CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE
ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G
This supplement contains information on the addition of a Fixed Account as an investment option under the Sun Life Corporate Variable Universal Life Insurance Policies.
I.	The Table of Contents is changed to include the following topics: Our General Account, Fixed Account Endorsement.
II.	The Investment Options section is changed to read:
o o

You may allocate your net premium payments among the available Sub-Accounts and the Fixed Account.

You may transfer amounts from one Sub-Account to another or to the Fixed Account, subject to any limits that we or the Funds may impose.

III.	The third bullet of the Account Value section is changed to read: "the investment performance of the Sub-Accounts and the Fixed Account;"
IV.

The topic entitled Our General Account is added as a section following the Potential Conflicts section and reads as follows:

Our General Account

Our general account consists of all of our assets other than those in our variable separate accounts. Subject to applicable law, we have sole discretion over the investment of our general account assets.

Interests in our general account offered through the Fixed Account investment option have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the Investment Company Act of 1940.

An allocation of premium to the Fixed Account does not entitle you to share in the investment experience of our general account. Instead, we guarantee that your Fixed Account allocation will accrue interest daily at an effective annual rate of at least 3%, without regard to the actual investment experience of our general account. We may credit a higher rate of interest but are not obligated to do so.

V.

The first sentence of the Allocation of Net Premium section is changed to read: "We will allocate Net Premium among the Sub-Accounts and the Fixed Account in accordance with your allocation instructions, except during the Free Look Period as described above."

VI.

The fourth paragraph of the Option B-Specified Face Amount Plus Account Value section is changed to read:

We will notify you in writing if we exercise our right to distribute Account Value to you as a partial surrender as described above. You may allocate the partial surrender among the Sub-Accounts and the Fixed Account. If you do not specify the allocation, then we will allocate the partial surrender among the Sub-Accounts and the Fixed Account in the same proportion that the Account Value of each investment option bears to the aggregate Account Value of all Sub-Accounts and the Fixed Account on the date of the partial surrender.

VII.	The first paragraph of the Account Value section is changed to read: "Your Account Value is the sum of the amounts in each Sub-Account and the Fixed Account plus the amount of the Loan Account."
VIII.

The Account Value in the Sub-Accounts section is renamed the Account Value in the Investment Options section and reads as follows:

The Account Value attributable to each investment option on the Investment Start Date equals-

o o o o o o o o o o o o o o o o

the portion of Net Premium received and allocated to the Sub-Accounts and the Fixed Account, minus the Monthly Expense charges due on the Issue Date and subsequent Monthly Anniversary Days through the Investment Start Date, minus the Monthly Cost of Insurance deductions due from the Issue Date through the Investment Start Date.

The Account Value on subsequent Valuation Dates equals-

the Account Value attributable to the Sub-Account on the preceding Valuation Date multiplied by that Sub-Account's Net Investment Factor, minus the Daily Risk Percentage multiplied by the number of days in the Valuation Period multiplied by the Account Value in the Sub-Account, plus the value of the Fixed Account on the preceding Valuation Date, accrued at interest, plus any amounts transferred by You to any investment option during the current Valuation Period, minus any amounts transferred by You from any investment option during the current Valuation Period, plus the portion of Net Premium received and allocated to the Sub-Accounts and the Fixed Account during the current Valuation Period; plus that portion of any loan repayment allocated to a Sub-Account and the Fixed Account during the current Valuation Period, plus that portion of any interest credited on the Loan Account which is allocated to a Sub-Account and the Fixed Account during the current Valuation Period, minus that portion of any partial surrenders deducted from a Sub-Account and the Fixed Account during the current Valuation Period, minus that portion of any Policy loan transferred from a Sub-Account and the Fixed Account to the Loan Account during the current Valuation Period, minus if a Monthly Anniversary Day occurs during the current Valuation Period, that portion of the Monthly Expense Charge for the Policy Month just beginning charged to the Sub-Accounts and the Fixed Account, minus if a Monthly Anniversary Day occurs during the current Valuation Period, that portion of the Monthly Cost of Insurance for the Policy Month just ending charged to the Sub-Accounts and the Fixed Account, minus if you surrender during the current Valuation Period, that portion of the pro-rata Monthly Cost of Insurance for the Policy Month charged to the Sub-Accounts and the Fixed Account.

IX.

The second bullet of the Account Value in the Loan Account section is changed to read: "any amount transferred from Sub-Accounts or the Fixed Account to the Loan Account for Policy loans requested on that day, minus"

X.

The fourth bullet of the Account Value in the Loan Account section is changed to read: "if that day is a Policy Anniversary, any amount transferred to the Sub-Accounts or the Fixed Account by which the Loan Account Value exceeds the outstanding Policy loan."

XI.

The first sentence of the first paragraph of the Transfer Privileges section is deleted and replaced by the following text: "You normally may at any time transfer all or a portion of your Account Value among the Sub-Accounts. Transfers from the Fixed Account may not exceed the greater of 25%of the highest Fixed Account value over the last four years or $5000."

XII.	The second bullet of the Transfer Privileges section is changed to read: "the minimum amount that may remain in an investment option following a transfer from that Sub-Account."
XIII.

The third paragraph of the Partial Surrenders section is changed to read: "You may allocate a partial surrender among the Sub-Accounts and the Fixed Account. If you do not specify the allocation, then we will allocate the partial surrender among the investment options in the same proportion that the Account Value of each investment option bears to the aggregate Account Value of all investment options on the date of partial surrender."

XIV.

The first paragraph of the Policy Loans section is changed to read: "You may request a policy loan of up to 90% of your Account Value, decreased by the balance of any outstanding Policy Debt on the date the policy loan is made. We will transfer Account Value equal to the amount of the policy loan from the Sub-Accounts and the Fixed Account to the Loan Account on the date the policy loan is made. You may allocate the policy loan among the Sub-Accounts and the Fixed Account. If you do not specify the allocation, then we will allocate the policy loan among the investment options in the same proportion that the Account Value of each investment option bears to the aggregate Account Value of all investment options immediately prior to the loan."

XV.

The last three sentences of the third paragraph of the Policy Loans section are deleted and replaced by the following text: "The amount of the loan repayment up to the outstanding balance of the policy loan will be transferred from the Loan Account to the Sub-Accounts and the Fixed Account. You may allocate the loan repayment among the Sub-Accounts and the Fixed Account. If you do not specify the allocation, then we will allocate the loan repayment among the investment options in the same proportion that the Account Value of each investment option bears to the total Account Value minus the Loan Account Value immediately prior to the loan repayment. We reserve the right to require that loan repayments, up to the amount of the loan allocated to the Fixed Account, first be allocated back to the Fixed Account."

XVI.	The Deferral of Payment section is supplemented by the following: "We may defer payment from the Fixed Account for a period up to six months."
XVII.

The third sentence of the Monthly Expense Charges section is changed to read: "We will allocate the Monthly Expense Charge among the investment options in the same proportion that the Account Value of each investment option bears to the aggregate Account Value of all investment options immediately prior to the deduction."

XVIII.

The fourth sentence of the Monthly Cost of Insurance section is changed to read: "We will allocate the Monthly Cost of Insurance deduction among investment options in the same proportion that the Account Value of each investment option bears to the aggregate Account Value of all investment options immediately prior to the deduction."

XIX.

The first bullet of the Modification section is changed to read: "is necessary to make the Policy or the Variable Account or the Fixed Account comply with any law or regulation issued by a governmental agency to which we are or the Variable Account is subject;"

XX.

The first sentence of the Entire Contract section is changed to read: "Your entire contract with us consists of the Policy, including your policy application, any riders, any endorsements and any other attachments."

XXI.

The third sentence of the first paragraph of the Taxation of Policy Proceeds section is changed to read: "As such, the death benefit under the Policy will generally be eligible for exclusion from the gross income of the beneficiary under Section 101 of the Code, and the owner will not be deemed to be in constructive receipt of the increases in Cash Surrender Values, including additions attributable to interest, dividends, appreciation or gains realized upon transfers among the Sub-Accounts and the Fixed Account, until actual receipt thereof."

XXII.	The Account Value definition in Appendix A is changed to read: "Account Value-The sum of the amounts in each Sub-Account, the Fixed Account and the amount of the Loan Account."
XXIII.	A Fixed Account definition is added to Appendix A: "Fixed Account-The portion of the Account Value funded by assets invested in our General Account."
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.